AETNA SERIES FUND, INC.
                              Classes A, B, C and I

                          Supplement Dated May 3, 1999

The information contained in this Supplement amends the information contained in the Class A, B, C, and I Statement of Additional Information (Statement), dated March 1, 1999, and supercedes the Supplement previously issued. This Supplement should be read with the Statement.

Investment restriction number 7, found on page 6 of the Statement, relating to investment in securities issued by any entity, the primary business of which is the production or distribution of tobacco products, is deleted.

The following replaces the section entitled "Other Payments to Securities Dealers" on page 31 of the Statement:

Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.

The following table applies to Growth, International, Mid Cap, Small Company, Value Opportunity, Balanced, Growth and Income, Real Estate and the Generation
Funds:

When you invest this amount                           Amount  of  sales  charge   typically   reallowed  to
                                                      dealers as a percentage of offering price
Under $50,000                                                                    5.00%
$50,000 or more but under $100,000                                               3.75
$100,000 or more but under $250,000                                              2.75
$250,000 or more but under $500,000                                              2.00
$500,000 or more but under $1,000,000                                            1.75

The following table applies to Bond Fund, Aetna Government Fund and High Yield:

When you invest this amount                           Amount of sales charge typically  reallowed to dealers
                                                      as a percentage of offering price
Under $50,000                                                                    4.00%
$50,000 or more but under $100,000                                               3.75
$100,000 or more but under $250,000                                              2.75
$250,000 or more but under $500,000                                              1.75
$500,000 or more but under $1,000,000                                            1.25

The following table applies to Index Plus Bond, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap (collectively referred to as the Index Plus Funds):

When you invest this amount                           Amount  of  sales  charge   typically   reallowed  to
                                                      dealers as a percentage of offering price
Under $50,000                                                                    2.50%
$50,000 or more but under $100,000                                               2.00
$100,000 or more but under $250,000                                              1.50
$250,000 or more but under $500,000                                              1.00
$500,000 or more but under $1,000,000                                            0.50

Securities dealers that sell Class A shares in amounts of $1 million or more or that sell load-waived Class A shares to certain retirement plans will be entitled to receive the following commissions:

                                                          Commission
                                                          ----------
o   on sales of $1 million to $3 million                     1.00%
o   on sales over $3 million to $20 million                  0.50%
o   on sales over $20 million.                               0.25%

For sales of Class B shares, your securities dealer is paid an up-front commission equal to four percent (4%) of the amount sold. Beginning in the thirteenth month after the sale is made, ACI uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.

For sales of Class C shares (other than Money Market), your securities dealer is paid an up-front commission based on the amount sold. The up-front commission is equal to one percent (1%) of the sales price, except that in the case of the Index Plus Funds, the up-front commission is equal to 0.75%. This up-front commission is an advance of the 0.25% servicing fee plus the 0.75% (0.50% in the case of the Index Plus Funds) distribution fee for the first year. Beginning in the thirteenth month after the sale is made, ACI uses the servicing fee and the distribution fee to compensate securities dealers, on a monthly basis.


The following replaces the section entitled "30-Day Yield for Certain Non-Money Market Funds" on page 40 of the Statement:

30-Day Yield for Certain Non-Money Market Funds

Quotations of yield at the public offering price (POP) for Bond Fund, Aetna Government Fund, High Yield and Index Plus Bond will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)(6) - 1]
                                      -----
                                       cd

Where:

a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum POP per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual and accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted from time to time to reflect changes in the market value of such debt obligations.

Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

For the 30-day period ended October 31, 1998:

                                                       Yield (at POP)
                                       --------------------------------------------
   Name of Fund                        Class A           Class I            Class C
   ------------                        -------           -------            -------
   Bond Fund                             4.93%             5.43%              4.42%
   Aetna Government Fund                 4.31%             4.79%              3.79%
   High Yield                            9.97%            10.74%              9.73%
   Index Plus Bond                       4.98%             5.39%              4.63%

The Company may also from time to time include quotations of yield for Class A that are not calculated according to the formula set forth above. Specifically, the Company may include yield for Class A at the net asset value (NAV) per share on the last day of the period, and not the maximum POP per share on the last day of the period. In which case, variable "d" in the formula will be:

         d = the NAV per share on the last day of the period.

For the 30-day period ended October 31, 1998:

                                        Yield (at NAV)
                                        --------------
   Name of Fund                           Class A
   ------------                           -------
   Bond Fund                                5.18%
   Aetna Government Fund                    4.52%
   High Yield                              10.48%
   Index Plus Bond                          5.14%


P053 (5/3/99)